Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of the year	$ 20,367	$ 22,809
Drydocking Special Survey Costs [Member]
Balance at beginning of the year	22,809	20,773	$ 19,910
Additions	5,868	9,461	10,150
Amortization	(7,920)	(7,425)	(7,814)
Transfer to assets held for sale	(318)
Write-off	(72)		(1,473)
Balance at the end of the year	$ 20,367	$ 22,809	$ 20,773